Long-term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt, by Maturity [Abstract]
2015	$ 32,000
2016	32,000
2017	832,000
2018	32,000
2019	532,000
2020 and thereafter	3,013,000
Total principal payments	4,473,000	4,085,250
Less: Financing fees	(100,550)	(92,014)
Total debt	$ 4,372,450	$ 3,993,236